1933 Act File No. 33-36729
                                                      1940 Act File No. 811-6165

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.     ........................
                                ----                              ------

    Post-Effective Amendment No. 44.........................        X
                                ---                               ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No.  43.......................................        X
                  ---                                             ------


                 FEDERATED MUNICIPAL SECURITIES INCOME TRUST
             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b)
On August 7, 2006 pursuant to paragraph (b) (i) (iii)
60 days after filing pursuant to paragraph (a)(i) on _________________ pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, N.W.
Washington, DC  20006



PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            --------

            (a)   (i)         Conformed copy of Amended and Restated
                              Declaration of Trust of the Registrant (including
                              Amendment Nos. 1-17); (26)
                  (ii)        Conformed copies of Amendment Nos. 18 and 19 to
                              the Declaration of Trust of the Registrant; (28)
                  (iii)       Conformed copy of Amendment No. 20 to the
                              Declaration of Trust of the Registrant; (29)
                  (iv)        Conformed copy of Amendment No. 21 to the
                              Declaration of Trust of the Registrant; (33)
                  (v)         Conformed copy of Amendment No. 22 to the
                              Declaration of Trust of the Registrant; (36)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copies of  Amendment Nos. 1-4 to the By-Laws of
                              the Registrant; (23)
                  (iii)       Copies of Amendment Nos. 5 and 6 to the By-Laws
                              of the Registrant; (32)
                  (iv)        Copy of Amendment No. 7 to the By-Laws of the
                              Registrant; (34)
                  (v)         Copy of Amendment No. 8 to the By-Laws of the
                              Registrant; (35)
                  (vi)        Copy of Amendment No. 9 to the By-Laws of the
                              Registrant; (36)
            (c)               Copy of Specimen Certificate for Shares of
                              Beneficial Interest for:
                  (i)         Federated Pennsylvania Municipal Income Fund-Class
                              A Shares; (19)
                  (ii)        Federated Pennsylvania Municipal Income Fund-
                              Class B Shares; (22)
                  (iii)       Federated Ohio Municipal Income Fund-Class F
                              Shares; (19)
                  (iv)        Federated California Municipal Income Fund-Class F
                              Shares; (19)
                  (v)         Federated New York Municipal Income Fund-Class F
                              Shares; (19)
                  (vi)        Federated Michigan Intermediate Municipal
                              Trust; (19)
            (d)   (i)         Conformed copy of Investment Advisory Contract
                              including Exhibits A through F of the Registrant;
                              (21)
                  (ii)        Conformed copy of Exhibit G to the Investment
                              Advisory Contract of the Registrant; (27)
                  (iii)       Conformed copy of Amendment to Investment Advisory
                              Contract of the Registrant; (28)
                  (iv)        Conformed copy of Exhibit H to the Investment
                              Advisory Contract of the Registrant; (33)
            (e)   (i)         Conformed copy of Distributor's Contract
                              including Exhibits A through N of the Registrant;
                              (21)
                  (ii)        Conformed copy of Exhibit O to the Distributor's
                              Contract; (23)
                  (iii)       Conformed copy of Distributor's Contract (Class B
                              Shares); (23)
                  (iv)        The Registrant hereby incorporates the
                              conformed copy of the specimen Mutual Fund
                              Sales and Service Agreement; Mutual Funds
                              Service Agreement; and Plan Trustee/Mutual
                              Funds Service Agreement from Item 24(b)(6) of
                              the Cash Trust Series II Registration Statement
                              on Form N-1A filed with the Commission on July
                              24, 1995. (File Number 33-38550 and 811-6269).
                  (v)         Conformed copy of Exhibit P to the Distributor's
                              Contract; (27)
                  (vi)        Conformed copy of Amendment to Distributor's
                              Contract of the Registrant; (28)
                  (vii)       Conformed copy of Amendment to Distributor's
                              Contract of the Registrant (Class B Shares); (28)
                  (viii)      Conformed copy of Exhibit Q to the Distributor's
                              Contract; (35)
                  (ix)        Conformed copy of Exhibit R to the Distributor's
                              Contract; (33)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Contract of the
                              Registrant; (18)
                  (ii)        Conformed copy of Custodian Fee Schedule; (22)
                  (iii)       Conformed copy of Amendment to Custodian
                              Contract of the Registrant; (29)
            (h)   (i)         Conformed copy of Second Amended and Restated
                              Shareholder Services Agreement; (29)
                  (ii)        Conformed copy of Principal Shareholder
                              Services Agreement (Class B Shares); (23)
                  (iii)       Conformed copy of Shareholder Services
                              Agreement (Class B Shares); (23)
                  (iv)        Conformed copy of Amended and Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency
                              Services and Custody Services Procurement; (23)
                  (v)         The Registrant hereby incorporates the
                              conformed copy of Amendment No. 2 to the
                              Amended & Restated Agreement for Fund
                              Accounting Services, Administrative Services,
                              Transfer Agency Services and Custody Services
                              Procurement from Item 23 (h)(v) of the
                              Federated U.S. Government Securities:  2-5
                              Years Registration Statement on Form N-1A,
                              filed with the Commission on March 30, 2004.
                              (File Nos. 2-75769 and 811-3387);
                  (vi)        The Registrant hereby incorporates the
                              conformed copy of Amendment No. 3 to the
                              Amended & Restated Agreement for Fund
                              Accounting Services, Administrative Services,
                              Transfer Agency Services and Custody Services
                              Procurement from Item 23 (h)(v) of the
                              Federated U.S. Government Securities:  2-5
                              Years Registration Statement on Form N-1A,
                              filed with the Commission on March 30, 2004.
                              (File Nos. 2-75769 and 811-3387);
                  (vii)       With regard to Federated Pennsylvania Municipal
                              Income Fund, Federated Ohio Municipal Income
                              Fund, Federated California Municipal Income
                              Fund and Federated New York Municipal Income
                              Fund, the Registrant hereby incorporates the
                              conformed copy of the Second Amended and
                              Restated Services Agreement from Item (h)(v) of
                              the Investment Series Funds, Inc. Registration
                              Statement on Form N-1A, filed with the
                              Commission on January 23, 2002. (File Nos.
                              33-48847 and 811-07021).
                  (viii)      The responses described in Item 23(e)(iv) are
                              hereby incorporated by reference;
                  (ix)        Conformed copy of Amendment to Agreement for Fund
                              Accounting Services, Administrative Services,
                              Transfer Agency Services, and Custody Services
                              Procurement; (28)
                  (x)         The Registrant hereby incorporates by reference
                              the conformed copy of the Agreement for
                              Administrative Services from Item 23 (h)(vix) of
                              the Federated Index Trust Registration Statement
                              on Form N-1A, filed with the Commission on
                              December 30, 2003. (File Nos. 33-33852 and
                              811-6061)
                  (xi)        The Registrant hereby incorporates the
                              conformed copy of the Second Amended and
                              Restated Services Agreement, with attached
                              Schedule 1 revised 6/30/04, from Item (h)(vii)
                              of the Cash Trust Series,  Inc. Registration
                              Statement on Form N-1A, filed with the
                              Commission on July 29, 2004. (File Nos.
                              33-29838 and 811-5843)
                  (xii)       The Registrant hereby incorporates the
                              conformed copy of the Financial Administration
                              and Accounting Services Agreement, with
                              attached Exhibit A revised 6/30/04, from Item
                              (h)(viii) of the Cash Trust Series, Inc.
                              Registration Statement on Form N-1A, filed with
                              the Commission on July 29, 2004. (File Nos.
                              33-29838 and 811-5843)
               (xii)          The Registrant hereby incorporates by reference
                              the conformed copy of the Agreement for
                              Administrative Services, with Exhibit 1 and
                              Amendments 1 and 2 attached, between Federated
                              Administrative Services and the Registrant from
                              Item 23(h)(iv)of the Federated Total Return
                              Series, Inc. Registration Statement on Form
                              N-1A, filed with the Commission on November 29,
                              2004.  (File Nos. 33-50773 and 811-7115)
               (xiv)          The Registrant hereby incorporates the
                              conformed copy of the Second Amended and
                              Restated Services Agreement, with attached
                              Schedule 1 revised 6/30/04, from Item
                              23(h)(vii) of the Cash Trust Series,  Inc.
                              Registration Statement on Form N-1A, filed with
                              the Commission on July 29, 2004. (File Nos.
                              33-29838 and 811-5843)
               (xv)           The Registrant hereby incorporates the
                              conformed copy of the Financial Administration
                              and Accounting Services Agreement, with
                              attached Exhibit A revised 6/30/04, from Item
                              (h)(viii) of the Cash Trust Series, Inc.
                              Registration Statement on Form N-1A, filed with
                              the Commission on July 29, 2004. (File Nos.
                              33-29838 and 811-5843)
               (xvi)          The Registrant hereby incorporates the
                              conformed copy of the Transfer Agency and
                              Service Agreement between the Federated Funds
                              and State Street Bank and Trust Cojmpany form
                              Item 23)(h)(ix) of the Federated Total Return
                              Government bond Fund Registration Statement on
                              Form N-1A, filed with the Commission on April
                              28, 2005. (File Nos. 33-60411 and 811-07309);
               (xvii)         The Registrant hereby incorporates by reference
                              the conformed copy of Amendment No. 3 to the
                              Agreement for Administrative Services between
                              Federated Administrative Services Company and
                              the Registrant dated June 1, 2005 from Item 23
                              (h)(ii) of the Cash T rust Series, Inc.
                              Registration Statement on Form N-1A, filed with
                              the Commission on July 27, 2005.  (File Nos.
                              33-29838 and 811-5843);
            (i)               Conformed copy of Opinion and Consent of Counsel
                              as to the legality of shares being registered; (1)
            (j)               Conformed Copy of Independent Registered Public
                              Accounting Firm Consent; (35)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (1)
            (m)   (i)         Conformed copy of Distribution Plan of the
                              Registrant, including Exhibits A through D; (35)
            (n)   (i)         The Registrant hereby incorporates the
                              conformed copy of the Multiple Class Plan from
                              Item (n) of the Federated GNMA Trust Registration
                              Statement on Form N-1A, filed with the Commission
                              on March 29, 2004. (File Nos. 2-75670 and
                              811-3375)
                  (ii)        The Registrant hereby incorporates the Copy of the
                              Multiple Class Plan and attached Exhibits from
                              Item (n) of the Federated Income Trust
                              Registration Statement on Form N-1A, filed with
                              the Commission on March 31, 2005. (File Nos.
                              2-75366 and 811-3352)
                  (iii)       The Registrant hereby incorporates the Copy of the
                              Multiple Class Plan and attached Exhibits from
                              Item (n) of the Federated Equity Income Fund, Inc.
                              Registration Statement on Form N-1A, filed with
                              the Commission on January 27, 2006. (File Nos.
                              33-6901 and 811-4743)
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (30)
                  (ii)        Conformed copy of Power of Attorney for Chief
                              Investment Officer of the Registrant; (27)
                  (iii)       Conformed copy of Power of Attorney for Trustee of
                              the Registrant; (36)
                  (iv)        Conformed copy of Power of Attorney for Treasurer
                              of the Registrant; (36)
                  (v)         Conformed copy of Power of Attorney for Trustee of
                              the Registrant; (36)
            (p)   (i)         The Registrant hereby incorporates the copy of
                              the Code of Ethics for Access Persons from Item
                              23(p) of the Money Market Obligations Trust
                              Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos.
                              33-31602 and 811-5950)
                  (ii)        The Registrant hereby incorporates the
                              conformed copy of the Federated Investors, Inc.
                              Code of Ethics for Access Persons, effective
                              1/1/2005, from Item 23(p) of the Money Market
                              Obligations Trust Registration Statement on
                              Form N-1A, filed with the Commission on
                              February 25, 2005.  (File Nos. 33-31602 and
                              811-5950)

Item 24.    Persons Controlled by or Under Common Control with the Fund:
            ------------------------------------------------------------

            None

Item 25.    Indemnification: (1)
            ---------------

+ Exhibit filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File
      Nos. 33-36729 and 811-6165)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996. (File Nos. 33-36729 and 811-6165)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on October 29, 1999. (File Nos. 33-36729 and 811-6165)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 26, 2000. (File Nos. 33-36729 and 811-6165)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on October 26, 2001. (File Nos. 33-36729 and 811-6165)
29. Response is incorporated by reference to Registrant's Post Effective Amendment No. 33 on Form N-1A filed on August 29, 2002. (File Nos. 33-36729 and 811-6165)
30. Response is incorporated by reference to Registrant's Post Effective Amendment No. 34 on Form N-1A filed on October 28, 2002. (File Nos. 33-36729 and 811-6165)
31. Response is incorporated by reference to Registrant's Post Effective Amendment No. 35 on Form N-1A filed on October 28, 2003. (File Nos. 33-36729 and 811-6165)
32. Response is incorporated by reference to Registrant's Post Effective Amendment No. 36 on Form N-1A filed on May 14, 2004.
      (File Nos. 33-36729 and 811-6165)
33. Response is incorporated by reference to Registrant's Post Effective Amendment No. 37 on Form N-1A filed on August 27, 2004. (File Nos. 33-36729 and 811-6165)
34. Response is incorporated by reference to Registrant's Post Effective Amendment No. 38 on Form N-1A filed on October 29, 2004. (File Nos. 33-36729 and 811-6165)
35. Response is incorporated by reference to Registrant's Post Effective Amendment No. 39 on Form N-1A filed on October 28, 2005. (File Nos. 33-36729 and 811-6165)
36. Response is incorporated by reference to Registrant's Post Effective Amendment No. 40 on Form N-1A filed on April 24, 2006.
      (File Nos. 33-36729 and 811-6165)

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------
            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark
            D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.
The remaining Officers of the investment adviser are:
President/ Chief Executive Officer
and Trustee:                                    John B. Fisher
Vice Chairman:                                  William D. Dawson, III
Senior Vice Presidents:                         J. Scott Albrecht
                                                Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Donald T. Ellenberger
                                                Susan R. Hill
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito
                                                Paige Wilhelm

Vice Presidents:                                Todd A. Abraham
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Karol Crummie
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone,Jr.
                                                Eamonn G. Folan
                                                William Ehling
                                                Richard J. Gallo
                                                John T. Gentry
                                                Kathyrn P. Glass
                                                Patricia L. Heagy
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                John W. McGonigle
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Bob Nolte
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                John Polinski
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                George B. Wright
Assistant Vice Presidents:                      Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Richard Cumberledge
                                                Jason DeVito
                                                Timothy Gannon
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Joseph Mycka
                                                Nick Navari
                                                Gene Neavin
                                                Liam O'Connell
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell
Treasurer:                                      Thomas R. Donahue
Assistant Treasurer:                            Denis McAuley, III
            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:
            -----------------------

   (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
                  Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund;
                  Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.;
                  Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond
                  Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

         (1) (2) (3) Positions and Offices Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President and Director:       Thomas E. Territ

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    C. Todd Gibson

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
                                 Reed Smith LLP
                                 Investment and Asset Management Group (IMG)
                                 Federated Investors Tower
                                 12th Floor
                                 1001 Liberty Avenue
                                 Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at the above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7000

State Street Bank and
 Trust Company                      P.O. Box 8600
("Custodian, Transfer Agent         Boston, MA 02266-8600
 and Dividend Disbursing
 Agent")


Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment Management
Company("Adviser")                  Federated Investors Tower 1001 Liberty
                                    Avenue Pittsburgh, PA 15222-3779


Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL SECURITIES INCOME TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of July 2006.

            FEDERATED MUNICIPAL SECURITIES INCOME TRUST

            BY: /s/ George F. Magera
            George F. Magera, Assistant Secretary
            July 28, 2006

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                 DATE
      ----                          -----                 ----


By:   /s/ George F. Magera    Attorney In Fact        July 28, 2006
George F. Magera              For the Persons
ASSISTANT SECRETARY           Listed Below


        NAME                                       TITLE
        ----                                       -----

John F. Donahue*                          Trustee

J. Christopher Donahue*                   President and
                                          Trustee (Principal Executive Officer)

Richard B. Fisher*                        Vice Chairman

Richard A. Novak*                         Treasurer
                                          (Principal Financial Officer)

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr.*                      Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

James F. Will*                            Trustee

* By Power of Attorney